Document and Entity Information	12 Months Ended
Jan. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	Lincoln Advisors Trust
Central Index Key	0001524692
Amendment Flag	false
Document Creation Date	Jan 28, 2013
Document Effective Date	Jan 28, 2013
Prospectus Date	Jan 28, 2013

Presidential Protected Profile 2010 Fund
PresidentialSM Protected Profile 2010 Fund (Class A, Class C, and Class I)
Investment Objective
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the “Classes of Fund Shares” section on page 12 of the Fund’s Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a CDSC of 0.50%.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Presidential Protected Profile 2010 Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	0.50%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Presidential Protected Profile 2010 Fund		Class A	Class C	Class I
Management Fee		0.40%	0.40%	0.40%
Distribution and/or Service (12b-1 fees)		0.25%	0.50%	none
Shareholder Service Fee	[1]	0.15%	0.15%	0.15%
Other Expenses		4.65%	4.65%	4.65%
Acquired Fund Fees and Expenses (AFFE)		0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	[2]	5.64%	5.89%	5.39%
Less Fee Waiver and Expense Reimbursement	[3]	4.55%	4.55%	4.55%
Total Annual Fund Operating Expenses (After Expense Reimbursement)		1.09%	1.34%	0.84%
[1]	The expenses that comprise the Shareholder Service Fee were not charged for the entire previous year. Therefore, the 0.15% is a restated amount that represents the expenses that would have been incurred had the expenses been charged for the entire year.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund's average daily net assets. The adviser also has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of the Fund's average daily net assets for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The figures reflect the expense limitation for the first year. Your actual costs may be higher or lower than this example.
Expense Example Presidential Protected Profile 2010 Fund (USD $)	1 year	3 years	5 years	10 years
Class A	680	1,777	2,861	5,510
Class C	186	1,347	2,536	5,416
Class I	86	1,204	2,314	5,051

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Presidential Protected Profile 2010 Fund Class C	136	1,347	2,536	5,416

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future.

A significant portion of the Fund’s assets will be invested in underlying funds that employ a passive investment style, i.e., index funds. The Fund’s largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed and inflation-indexed bonds.

The Fund will also employ an actively managed risk-management overlay (“protection sub-strategy”) using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund’s portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. “Volatility” in this context means variance in the Fund's investment returns. The adviser will seek to hedge currency risk involved in foreign futures contracts.

The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall net risk level. The Fund's target volatility will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The Fund’s investment in exchange-traded futures and their resulting costs will limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to 0%.

The Fund is designed for investors planning to retire close to the year 2010 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.

The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the protection sub-strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years in an effort to preserve capital during retirement.

The Fund’s current investment strategy, under normal circumstances, will be to invest at least 80% of its assets in underlying funds. Approximately 51% of these underlying funds will invest primarily in equity securities and 49% will invest primarily in fixed income securities. As part of the adviser’s protection sub-strategy, the remaining portion of the Fund’s net assets is expected to be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities to be between 35% and 55%.

After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the Fund's overall risk level remains aligned with the protection sub-strategy and the current level of the adviser’s assessment of overall market risk and general economic climate. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could reduce or even eliminate the Fund’s equity exposure that is shown in the chart above.

The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund is exposed to the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
  Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price.
  Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities. A fund with a longer average portfolio maturity or duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio maturity or duration.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
  Call Risk. Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate.
  Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
  U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
  Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
  Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund concentrates its investments could be more volatile than those of more geographically-diversified funds.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Exchange-Traded Funds (ETFs) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
  Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Class A shares varied during the year; and (b) how the Fund's average annual returns for the one year and lifetime periods compare with those of a broad measure of market performance. Information also has been provided for the PresidentialSM Protected Profile 2010 Composite, an unmanaged index compiled by the adviser, which is currently constructed as follows: 36% Barclays Capital U.S. Aggregate Bond Index, 13% Barclays Capital U.S. TIPS Index, 36% Wilshire 5000 Total Market IndexSM, 14% MSCI EAFE Index (net dividends) and 1% MSCI Emerging Markets Index (net dividends). The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained at: www.lfg.com/presidential.
Annual Total Returns

During the periods shown above in the chart, the Fund's highest return for a quarter occurred in the first quarter of 2012 at: 5.58%.
The Fund's lowest return for a quarter occurred in the second quarter of 2012 at: (1.44%).
Average Annual Total Returns For the period ended 12/31/12
Average Annual Total Returns Presidential Protected Profile 2010 Fund	1 year	Lifetime	Since inception
Class A	2.42%	1.40%	Nov 2, 2011
Class A return after taxes on distributions	2.06%	0.90%	Nov 2, 2011
Class A return after taxes on distributions and sale of Fund shares	1.66%	0.93%	Nov 2, 2011
Class C	7.88%	6.42%	Nov 2, 2011
Class I	8.92%	6.94%	Nov 2, 2011
Wilshire 5000 Total Market Index��� (reflects no deduction for {fees, expenses, or taxes})	16.06%	17.10%	Nov 2, 2011
Presidential ��� Protected Profile 2010 Composite (reflects no deduction for {fees, expenses, or taxes})	11.29%	10.64%	Nov 2, 2011

After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Lincoln Advisors Trust
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Presidential Protected Profile 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PresidentialSM Protected Profile 2010 Fund (Class A, Class C, and Class I)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary focus on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the “Classes of Fund Shares” section on page 12 of the Fund’s Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a CDSC of 0.50%.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the “Classes of Fund Shares” section on page 12 of the Fund’s Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a CDSC of 0.50%.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expenses that comprise the Shareholder Service Fee were not charged for the entire previous year. Therefore, the 0.15% is a restated amount that represents the expenses that would have been incurred had the expenses been charged for the entire year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The figures reflect the expense limitation for the first year. Your actual costs may be higher or lower than this example.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future.

A significant portion of the Fund’s assets will be invested in underlying funds that employ a passive investment style, i.e., index funds. The Fund’s largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed and inflation-indexed bonds.

The Fund will also employ an actively managed risk-management overlay (“protection sub-strategy”) using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund’s portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. “Volatility” in this context means variance in the Fund's investment returns. The adviser will seek to hedge currency risk involved in foreign futures contracts.

The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall net risk level. The Fund's target volatility will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The Fund’s investment in exchange-traded futures and their resulting costs will limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to 0%.

The Fund is designed for investors planning to retire close to the year 2010 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.

The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the protection sub-strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years in an effort to preserve capital during retirement.

The Fund’s current investment strategy, under normal circumstances, will be to invest at least 80% of its assets in underlying funds. Approximately 51% of these underlying funds will invest primarily in equity securities and 49% will invest primarily in fixed income securities. As part of the adviser’s protection sub-strategy, the remaining portion of the Fund’s net assets is expected to be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities to be between 35% and 55%.

After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the Fund's overall risk level remains aligned with the protection sub-strategy and the current level of the adviser’s assessment of overall market risk and general economic climate. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could reduce or even eliminate the Fund’s equity exposure that is shown in the chart above.

		The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund is exposed to the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
  Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price.
  Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities. A fund with a longer average portfolio maturity or duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio maturity or duration.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
  Call Risk. Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate.
  Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
  U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
  Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
  Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund concentrates its investments could be more volatile than those of more geographically-diversified funds.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Exchange-Traded Funds (ETFs) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
  Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Class A shares varied during the year; and (b) how the Fund's average annual returns for the one year and lifetime periods compare with those of a broad measure of market performance. Information also has been provided for the PresidentialSM Protected Profile 2010 Composite, an unmanaged index compiled by the adviser, which is currently constructed as follows: 36% Barclays Capital U.S. Aggregate Bond Index, 13% Barclays Capital U.S. TIPS Index, 36% Wilshire 5000 Total Market IndexSM, 14% MSCI EAFE Index (net dividends) and 1% MSCI Emerging Markets Index (net dividends). The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained at: www.lfg.com/presidential.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Class A shares varied during the year; and (b) how the Fund's average annual returns for the one year and lifetime periods compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lfg.com/presidential
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown above in the chart, the Fund's highest return for a quarter occurred in the first quarter of 2012 at: 5.58%.
		The Fund's lowest return for a quarter occurred in the second quarter of 2012 at: (1.44%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended 12/31/12
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Presidential Protected Profile 2010 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	4.65%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.64%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.55%	[3]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.09%
1 year	rr_ExpenseExampleYear01	680
3 years	rr_ExpenseExampleYear03	1,777
5 years	rr_ExpenseExampleYear05	2,861
10 years	rr_ExpenseExampleYear10	5,510
2012	rr_AnnualReturn2012	8.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.44%)
1 year	rr_AverageAnnualReturnYear01	2.42%
Lifetime	rr_AverageAnnualReturnSinceInception	1.40%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2010 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	4.65%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.89%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.55%	[3]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.34%
1 year	rr_ExpenseExampleYear01	186
3 years	rr_ExpenseExampleYear03	1,347
5 years	rr_ExpenseExampleYear05	2,536
10 years	rr_ExpenseExampleYear10	5,416
1 year	rr_ExpenseExampleNoRedemptionYear01	136
3 years	rr_ExpenseExampleNoRedemptionYear03	1,347
5 years	rr_ExpenseExampleNoRedemptionYear05	2,536
10 years	rr_ExpenseExampleNoRedemptionYear10	5,416
1 year	rr_AverageAnnualReturnYear01	7.88%
Lifetime	rr_AverageAnnualReturnSinceInception	6.42%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2010 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	4.65%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.39%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.55%	[3]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	0.84%
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	1,204
5 years	rr_ExpenseExampleYear05	2,314
10 years	rr_ExpenseExampleYear10	5,051
1 year	rr_AverageAnnualReturnYear01	8.92%
Lifetime	rr_AverageAnnualReturnSinceInception	6.94%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2010 Fund | return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.06%
Lifetime	rr_AverageAnnualReturnSinceInception	0.90%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2010 Fund | return after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.66%
Lifetime	rr_AverageAnnualReturnSinceInception	0.93%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2010 Fund | Wilshire 5000 Total Market Index��� (reflects no deduction for {fees, expenses, or taxes})
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.06%
Lifetime	rr_AverageAnnualReturnSinceInception	17.10%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2010 Fund | Presidential ��� Protected Profile 2010 Composite (reflects no deduction for {fees, expenses, or taxes})
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.29%
Lifetime	rr_AverageAnnualReturnSinceInception	10.64%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011

[1]	The expenses that comprise the Shareholder Service Fee were not charged for the entire previous year. Therefore, the 0.15% is a restated amount that represents the expenses that would have been incurred had the expenses been charged for the entire year.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund's average daily net assets. The adviser also has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of the Fund's average daily net assets for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the adviser.

Presidential Protected Profile 2020 Fund
PresidentialSM Protected Profile 2020 Fund (Class A, Class C, and Class I)
Investment Objective
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the “Classes of Fund Shares” section on page 13 of the Fund’s Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a CDSC of 0.50%.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Presidential Protected Profile 2020 Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	0.50%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Presidential Protected Profile 2020 Fund		Class A	Class C	Class I
Management Fee		0.40%	0.40%	0.40%
Distribution and/or Service (12b-1 fees)		0.25%	0.50%	none
Shareholder Service Fee	[1]	0.15%	0.15%	0.15%
Other Expenses		4.97%	4.97%	4.97%
Acquired Fund Fees and Expenses (AFFE)		0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	[2]	5.95%	6.20%	5.70%
Less Fee Waiver and Expense Reimbursement	[3]	4.87%	4.87%	4.87%
Total Annual Fund Operating Expenses (After Expense Reimbursement)		1.08%	1.33%	0.83%
[1]	The expenses that comprise the Shareholder Service Fee were not charged for the entire previous year. Therefore, the 0.15% is a restated amount that represents the expenses that would have been incurred had the expenses been charged for the entire year.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund's average daily net assets. The adviser also has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of the Fund's average daily net assets for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The figures reflect the expense limitation for the first year. Your actual costs may be higher or lower than this example.
Expense Example Presidential Protected Profile 2020 Fund (USD $)	1 year	3 years	5 years	10 years
Class A	679	1,833	2,966	5,705
Class C	185	1,406	2,645	5,617
Class I	85	1,264	2,427	5,263

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Presidential Protected Profile 2020 Fund Class C	135	1,406	2,645	5,617

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future.

A significant portion of the Fund’s assets will be invested in underlying funds that employ a passive investment style, i.e., index funds. The Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed and inflation-indexed bonds.

The Fund will also employ an actively managed risk-management overlay (“protection sub-strategy”) using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund’s portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. “Volatility” in this context means variance in the Fund's investment returns. The adviser will seek to hedge currency risk involved in foreign futures contracts.

The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall net risk level. The Fund's target volatility will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The Fund’s investment in exchange-traded futures and their resulting costs will limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to 0%.

The Fund is designed for investors planning to retire close to the year 2020 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.

The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the protection sub-strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years in an effort to preserve capital during retirement.

The Fund’s current investment strategy, under normal circumstances, will be to invest at least 80% of its assets in underlying funds. Approximately 60% of these underlying funds will invest primarily in equity securities and 40% will invest primarily in fixed income securities. At the target date, at least 80% of the Fund’s assets are anticipated to be invested in underlying funds. Approximately 55% of these assets at the target date will be in underlying funds that invest primarily in equity securities and 45% in underlying funds that invest primarily in fixed income securities. As part of the adviser’s protection sub-strategy, the portion of the Fund not invested in underlying funds will be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The Fund’s aggregate economic exposure to equities at the target date may vary between a low of 0% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%.

After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the Fund's overall risk level remains aligned with the protection sub-strategy and the current level of the adviser’s assessment of overall market risk and general economic climate. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could reduce or even eliminate the Fund’s equity exposure that is shown in the chart above.

The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund is exposed to the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
  Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price.
  Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities. A fund with a longer average portfolio maturity or duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio maturity or duration.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
  Call Risk. Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate.
  Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
  U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
  Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
  Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
  Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund concentrates its investments could be more volatile than those of more geographically-diversified funds.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Exchange-Traded Funds (ETFs) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
  Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Class A shares varied during the year; and (b) how the Fund's average annual returns for the one year and lifetime periods compare with those of a broad measure of market performance. Information also has been provided for the PresidentialSM Protected Profile 2020 Composite, an unmanaged index compiled by the adviser, which is currently constructed as follows: 29% Barclays Capital U.S. Aggregate Bond Index, 11% Barclays Capital U.S. TIPS Index, 40% Wilshire 5000 Total Market IndexSM, 18% MSCI EAFE Index (net dividends), and 2% MSCI Emerging Markets Index (net dividends). The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained at: www.lfg.com/presidential.
Annual Total Returns

During the periods shown above in the chart, the Fund's highest return for a quarter occurred in the first quarter of 2012 at: 6.00%.
The Fund's lowest return for a quarter occurred in the second quarter of 2012 at: (1.63%).
Average Annual Total Returns For the period ended 12/31/12
Average Annual Total Returns Presidential Protected Profile 2020 Fund	1 year	Lifetime	Since inception
Class A	2.79%	1.64%	Nov 2, 2011
Class A return after taxes on distributions	2.49%	1.15%	Nov 2, 2011
Class A return after taxes on distributions and sale of Fund shares	1.91%	1.14%	Nov 2, 2011
Class C	8.20%	6.59%	Nov 2, 2011
Class I	9.23%	7.11%	Nov 2, 2011
Wilshire 5000 Total Market Index��� (reflects no deduction for {fees, expenses, or taxes})	16.06%	17.10%	Nov 2, 2011
Presidential ��� Protected Profile 2020 Composite (reflects no deduction for {fees, expenses, or taxes})	11.90%	11.20%	Nov 2, 2011

After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Lincoln Advisors Trust
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Presidential Protected Profile 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PresidentialSM Protected Profile 2020 Fund (Class A, Class C, and Class I)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary focus on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the “Classes of Fund Shares” section on page 13 of the Fund’s Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a CDSC of 0.50%.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the “Classes of Fund Shares” section on page 13 of the Fund’s Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a CDSC of 0.50%.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expenses that comprise the Shareholder Service Fee were not charged for the entire previous year. Therefore, the 0.15% is a restated amount that represents the expenses that would have been incurred had the expenses been charged for the entire year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The figures reflect the expense limitation for the first year. Your actual costs may be higher or lower than this example.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future.

A significant portion of the Fund’s assets will be invested in underlying funds that employ a passive investment style, i.e., index funds. The Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed and inflation-indexed bonds.

The Fund will also employ an actively managed risk-management overlay (“protection sub-strategy”) using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund’s portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. “Volatility” in this context means variance in the Fund's investment returns. The adviser will seek to hedge currency risk involved in foreign futures contracts.

The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall net risk level. The Fund's target volatility will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The Fund’s investment in exchange-traded futures and their resulting costs will limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to 0%.

The Fund is designed for investors planning to retire close to the year 2020 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.

The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the protection sub-strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years in an effort to preserve capital during retirement.

The Fund’s current investment strategy, under normal circumstances, will be to invest at least 80% of its assets in underlying funds. Approximately 60% of these underlying funds will invest primarily in equity securities and 40% will invest primarily in fixed income securities. At the target date, at least 80% of the Fund’s assets are anticipated to be invested in underlying funds. Approximately 55% of these assets at the target date will be in underlying funds that invest primarily in equity securities and 45% in underlying funds that invest primarily in fixed income securities. As part of the adviser’s protection sub-strategy, the portion of the Fund not invested in underlying funds will be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The Fund’s aggregate economic exposure to equities at the target date may vary between a low of 0% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%.

After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the Fund's overall risk level remains aligned with the protection sub-strategy and the current level of the adviser’s assessment of overall market risk and general economic climate. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could reduce or even eliminate the Fund’s equity exposure that is shown in the chart above.

		The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund is exposed to the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
  Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price.
  Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities. A fund with a longer average portfolio maturity or duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio maturity or duration.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
  Call Risk. Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate.
  Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
  U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
  Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
  Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
  Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund concentrates its investments could be more volatile than those of more geographically-diversified funds.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Exchange-Traded Funds (ETFs) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
  Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Class A shares varied during the year; and (b) how the Fund's average annual returns for the one year and lifetime periods compare with those of a broad measure of market performance. Information also has been provided for the PresidentialSM Protected Profile 2020 Composite, an unmanaged index compiled by the adviser, which is currently constructed as follows: 29% Barclays Capital U.S. Aggregate Bond Index, 11% Barclays Capital U.S. TIPS Index, 40% Wilshire 5000 Total Market IndexSM, 18% MSCI EAFE Index (net dividends), and 2% MSCI Emerging Markets Index (net dividends). The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained at: www.lfg.com/presidential.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Class A shares varied during the year; and (b) how the Fund's average annual returns for the one year and lifetime periods compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lfg.com/presidential
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown above in the chart, the Fund's highest return for a quarter occurred in the first quarter of 2012 at: 6.00%.
		The Fund's lowest return for a quarter occurred in the second quarter of 2012 at: (1.63%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended 12/31/12
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Presidential Protected Profile 2020 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	4.97%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.95%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.87%	[3]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.08%
1 year	rr_ExpenseExampleYear01	679
3 years	rr_ExpenseExampleYear03	1,833
5 years	rr_ExpenseExampleYear05	2,966
10 years	rr_ExpenseExampleYear10	5,705
2012	rr_AnnualReturn2012	9.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.63%)
1 year	rr_AverageAnnualReturnYear01	2.79%
Lifetime	rr_AverageAnnualReturnSinceInception	1.64%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2020 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	4.97%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.20%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.87%	[3]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.33%
1 year	rr_ExpenseExampleYear01	185
3 years	rr_ExpenseExampleYear03	1,406
5 years	rr_ExpenseExampleYear05	2,645
10 years	rr_ExpenseExampleYear10	5,617
1 year	rr_ExpenseExampleNoRedemptionYear01	135
3 years	rr_ExpenseExampleNoRedemptionYear03	1,406
5 years	rr_ExpenseExampleNoRedemptionYear05	2,645
10 years	rr_ExpenseExampleNoRedemptionYear10	5,617
1 year	rr_AverageAnnualReturnYear01	8.20%
Lifetime	rr_AverageAnnualReturnSinceInception	6.59%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2020 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	4.97%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.70%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.87%	[3]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	0.83%
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	1,264
5 years	rr_ExpenseExampleYear05	2,427
10 years	rr_ExpenseExampleYear10	5,263
1 year	rr_AverageAnnualReturnYear01	9.23%
Lifetime	rr_AverageAnnualReturnSinceInception	7.11%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2020 Fund | return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.49%
Lifetime	rr_AverageAnnualReturnSinceInception	1.15%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2020 Fund | return after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.91%
Lifetime	rr_AverageAnnualReturnSinceInception	1.14%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2020 Fund | Wilshire 5000 Total Market Index��� (reflects no deduction for {fees, expenses, or taxes})
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.06%
Lifetime	rr_AverageAnnualReturnSinceInception	17.10%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2020 Fund | Presidential ��� Protected Profile 2020 Composite (reflects no deduction for {fees, expenses, or taxes})
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.90%
Lifetime	rr_AverageAnnualReturnSinceInception	11.20%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011

[1]	The expenses that comprise the Shareholder Service Fee were not charged for the entire previous year. Therefore, the 0.15% is a restated amount that represents the expenses that would have been incurred had the expenses been charged for the entire year.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund's average daily net assets. The adviser also has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of the Fund's average daily net assets for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the adviser.

Presidential Protected Profile 2030 Fund
PresidentialSM Protected Profile 2030 Fund (Class A, Class C, and Class I)
Investment Objective
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the “Classes of Fund Shares” section on page 12 of the Fund’s Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a CDSC of 0.50%.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Presidential Protected Profile 2030 Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	0.50%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Presidential Protected Profile 2030 Fund		Class A	Class C	Class I
Management Fee		0.40%	0.40%	0.40%
Distribution and/or Service (12b-1 fees)		0.25%	0.50%	none
Shareholder Services Fee	[1]	0.15%	0.15%	0.15%
Other Expenses		6.15%	6.15%	6.15%
Acquired Fund Fees and Expenses (AFFE)		0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	[2]	7.13%	7.38%	6.88%
Less Fee Waiver and Expense Reimbursement	[3]	6.05%	6.05%	6.05%
Total Annual Fund Operating Expenses (After Expense Reimbursement)		1.08%	1.33%	0.83%
[1]	The expenses that comprise the Shareholder Service Fee were not charged for the entire previous year. Therefore, the 0.15% is a restated amount that represents the expenses that would have been incurred had the expenses been charged for the entire year.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund's average daily net assets. The adviser also has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of the Fund's average daily net assets for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The figures reflect the expense limitation for the first year. Your actual costs may be higher or lower than this example.
Expense Example Presidential Protected Profile 2030 Fund (USD $)	1 year	3 years	5 years	10 years
Class A	679	2,046	3,355	6,393
Class C	185	1,629	3,053	6,326
Class I	85	1,491	2,845	6,014

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Presidential Protected Profile 2030 Fund Class C	135	1,629	3,053	6,326

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future.

A significant portion of the Fund’s assets will be invested in underlying funds that employ a passive investment style, i.e., index funds. The Fund’s largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A significantly smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed and inflation-indexed bonds.

The Fund will also employ an actively managed risk-management overlay (“protection sub-strategy”) using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund’s portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. “Volatility” in this context means variance in the Fund's investment returns. The adviser will seek to hedge currency risk involved in foreign futures contracts.

The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall net risk level. The Fund's target volatility will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The Fund’s investment in exchange-traded futures and their resulting costs will limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to 0%.

The Fund is designed for investors planning to retire close to the year 2030 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.

The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the protection sub-strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years in an effort to preserve capital during retirement.

The Fund’s current investment strategy, under normal circumstances, will be to invest at least 80% of its assets in underlying funds. Approximately 67% of these underlying funds will invest primarily in equity securities and 33% will invest primarily in fixed income securities. At the target date, at least 80% of the Fund’s assets are anticipated to be invested in underlying funds. Approximately 55% of these assets at the target date will be in underlying funds that invest primarily in equity securities and 45% in underlying funds that invest primarily in fixed income securities. As part of the adviser’s protection sub-strategy, the portion of the Fund not invested in underlying funds will be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The Fund’s aggregate economic exposure to equities at the target date may vary between a low of 0% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%.

After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the Fund's overall risk level remains aligned with the protection sub-strategy and the current level of the adviser’s assessment of overall market risk and general economic climate. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could reduce or even eliminate the Fund’s equity exposure that is shown in the chart above.

The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund is exposed to the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
  Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price.
  Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities. A fund with a longer average portfolio maturity or duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio maturity or duration.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
  Call Risk. Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate.
  Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
  U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
  Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
  Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund concentrates its investments could be more volatile than those of more geographically-diversified funds.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Exchange-Traded Funds (ETFs) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
  Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Class A shares varied during the year; and (b) how the Fund's average annual returns for the one year and lifetime periods compare with those of a broad measure of market performance. Information also has been provided for the PresidentialSM Protected Profile 2030 Composite, an unmanaged index compiled by the adviser, which is currently constructed as follows: 26% Barclays Capital U.S. Aggregate Bond Index, 7% Barclays Capital U.S. TIPS Index, 43% Wilshire 5000 Total Market IndexSM, 21% MSCI EAFE Index (net dividends) and 3% MSCI Emerging Markets Index (net dividends). The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained at: www.lfg.com/presidential.
Annual Total Returns

During the periods shown above in the chart, the Fund's highest return for a quarter occurred in the first quarter of 2012 at: 6.73%.
The Fund's lowest return for a quarter occurred in the second quarter of 2012 at: (2.87%).
Average Annual Total Returns For the period ended 12/31/12
Average Annual Total Returns Presidential Protected Profile 2030 Fund	1 year	Lifetime	Since inception
Class A	2.65%	1.25%	Nov 2, 2011
Class A return after taxes on distributions	2.39%	0.79%	Nov 2, 2011
Class A return after taxes on distributions and sale of Fund shares	1.82%	0.83%	Nov 2, 2011
Class C	8.18%	6.28%	Nov 2, 2011
Class I	9.21%	6.80%	Nov 2, 2011
Wilshire 5000 Total Market Index��� (reflects no deduction for {fees, expenses, or taxes})	16.06%	17.10%	Nov 2, 2011
Presidential ��� Protected Profile 2030 Composite (reflects no deduction for {fees, expenses, or taxes})	12.86%	12.12%	Nov 2, 2011

After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Lincoln Advisors Trust
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Presidential Protected Profile 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PresidentialSM Protected Profile 2030 Fund (Class A, Class C, and Class I)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary focus on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the “Classes of Fund Shares” section on page 12 of the Fund’s Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a CDSC of 0.50%.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the “Classes of Fund Shares” section on page 12 of the Fund’s Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a CDSC of 0.50%.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expenses that comprise the Shareholder Service Fee were not charged for the entire previous year. Therefore, the 0.15% is a restated amount that represents the expenses that would have been incurred had the expenses been charged for the entire year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The figures reflect the expense limitation for the first year. Your actual costs may be higher or lower than this example.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future.

A significant portion of the Fund’s assets will be invested in underlying funds that employ a passive investment style, i.e., index funds. The Fund’s largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A significantly smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed and inflation-indexed bonds.

The Fund will also employ an actively managed risk-management overlay (“protection sub-strategy”) using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund’s portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. “Volatility” in this context means variance in the Fund's investment returns. The adviser will seek to hedge currency risk involved in foreign futures contracts.

The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall net risk level. The Fund's target volatility will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The Fund’s investment in exchange-traded futures and their resulting costs will limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to 0%.

The Fund is designed for investors planning to retire close to the year 2030 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.

The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the protection sub-strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years in an effort to preserve capital during retirement.

The Fund’s current investment strategy, under normal circumstances, will be to invest at least 80% of its assets in underlying funds. Approximately 67% of these underlying funds will invest primarily in equity securities and 33% will invest primarily in fixed income securities. At the target date, at least 80% of the Fund’s assets are anticipated to be invested in underlying funds. Approximately 55% of these assets at the target date will be in underlying funds that invest primarily in equity securities and 45% in underlying funds that invest primarily in fixed income securities. As part of the adviser’s protection sub-strategy, the portion of the Fund not invested in underlying funds will be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The Fund’s aggregate economic exposure to equities at the target date may vary between a low of 0% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%.

After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the Fund's overall risk level remains aligned with the protection sub-strategy and the current level of the adviser’s assessment of overall market risk and general economic climate. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could reduce or even eliminate the Fund’s equity exposure that is shown in the chart above.

		The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund is exposed to the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
  Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price.
  Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities. A fund with a longer average portfolio maturity or duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio maturity or duration.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
  Call Risk. Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate.
  Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
  U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
  Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
  Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund concentrates its investments could be more volatile than those of more geographically-diversified funds.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Exchange-Traded Funds (ETFs) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
  Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Class A shares varied during the year; and (b) how the Fund's average annual returns for the one year and lifetime periods compare with those of a broad measure of market performance. Information also has been provided for the PresidentialSM Protected Profile 2030 Composite, an unmanaged index compiled by the adviser, which is currently constructed as follows: 26% Barclays Capital U.S. Aggregate Bond Index, 7% Barclays Capital U.S. TIPS Index, 43% Wilshire 5000 Total Market IndexSM, 21% MSCI EAFE Index (net dividends) and 3% MSCI Emerging Markets Index (net dividends). The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained at: www.lfg.com/presidential.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Class A shares varied during the year; and (b) how the Fund's average annual returns for the one year and lifetime periods compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lfg.com/presidential
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown above in the chart, the Fund's highest return for a quarter occurred in the first quarter of 2012 at: 6.73%.
		The Fund's lowest return for a quarter occurred in the second quarter of 2012 at: (2.87%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended 12/31/12
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Presidential Protected Profile 2030 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	6.15%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.13%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	6.05%	[3]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.08%
1 year	rr_ExpenseExampleYear01	679
3 years	rr_ExpenseExampleYear03	2,046
5 years	rr_ExpenseExampleYear05	3,355
10 years	rr_ExpenseExampleYear10	6,393
2012	rr_AnnualReturn2012	8.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.87%)
1 year	rr_AverageAnnualReturnYear01	2.65%
Lifetime	rr_AverageAnnualReturnSinceInception	1.25%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2030 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	6.15%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.38%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	6.05%	[3]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.33%
1 year	rr_ExpenseExampleYear01	185
3 years	rr_ExpenseExampleYear03	1,629
5 years	rr_ExpenseExampleYear05	3,053
10 years	rr_ExpenseExampleYear10	6,326
1 year	rr_ExpenseExampleNoRedemptionYear01	135
3 years	rr_ExpenseExampleNoRedemptionYear03	1,629
5 years	rr_ExpenseExampleNoRedemptionYear05	3,053
10 years	rr_ExpenseExampleNoRedemptionYear10	6,326
1 year	rr_AverageAnnualReturnYear01	8.18%
Lifetime	rr_AverageAnnualReturnSinceInception	6.28%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2030 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	6.15%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.88%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	6.05%	[3]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	0.83%
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	1,491
5 years	rr_ExpenseExampleYear05	2,845
10 years	rr_ExpenseExampleYear10	6,014
1 year	rr_AverageAnnualReturnYear01	9.21%
Lifetime	rr_AverageAnnualReturnSinceInception	6.80%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2030 Fund | return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.39%
Lifetime	rr_AverageAnnualReturnSinceInception	0.79%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2030 Fund | return after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.82%
Lifetime	rr_AverageAnnualReturnSinceInception	0.83%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2030 Fund | Wilshire 5000 Total Market Index��� (reflects no deduction for {fees, expenses, or taxes})
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.06%
Lifetime	rr_AverageAnnualReturnSinceInception	17.10%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2030 Fund | Presidential ��� Protected Profile 2030 Composite (reflects no deduction for {fees, expenses, or taxes})
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.86%
Lifetime	rr_AverageAnnualReturnSinceInception	12.12%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011

[1]	The expenses that comprise the Shareholder Service Fee were not charged for the entire previous year. Therefore, the 0.15% is a restated amount that represents the expenses that would have been incurred had the expenses been charged for the entire year.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund's average daily net assets. The adviser also has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of the Fund's average daily net assets for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the adviser.

Presidential Protected Profile 2040 Fund
PresidentialSM Protected Profile 2040 Fund (Class A, Class C, and Class I)
Investment Objective
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the “Classes of Fund Shares” section on page 12 of the Fund’s Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a CDSC of 0.50%.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Presidential Protected Profile 2040 Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	0.50%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Presidential Protected Profile 2040 Fund		Class A	Class C	Class I
Management Fee		0.40%	0.40%	0.40%
Distribution and/or Service (12b-1 fees)		0.25%	0.50%	none
Shareholder Service Fee	[1]	0.15%	0.15%	0.15%
Other Expenses		7.06%	7.06%	7.06%
Acquired Fund Fees and Expenses (AFFE)		0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	[2]	8.03%	8.28%	7.78%
Less Fee Waiver and Expense Reimbursement	[3]	6.96%	6.96%	6.96%
Total Annual Fund Operating Expenses (After Expense Reimbursement)		1.07%	1.32%	0.82%
[1]	The expenses that comprise the Shareholder Service Fee were not charged for the entire previous year. Therefore, the 0.15% is a restated amount that represents the expenses that would have been incurred had the expenses been charged for the entire year.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund's average daily net assets. The adviser also has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of the Fund's average daily net assets for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The figures reflect the expense limitation for the first year. Your actual costs may be higher or lower than this example.
Expense Example Presidential Protected Profile 2040 Fund (USD $)	1 year	3 years	5 years	10 years
Class A	678	2,204	3,638	6,862
Class C	184	1,796	3,349	6,810
Class I	84	1,660	3,150	6,527

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Presidential Protected Profile 2040 Fund Class C	134	1,796	3,349	6,810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future.

A significant portion of the Fund’s assets will be invested in underlying funds that employ a passive investment style, i.e., index funds. The Fund’s largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A significantly smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed bonds.

The Fund will also employ an actively managed risk-management overlay (“protection sub-strategy”) using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund’s portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. “Volatility” in this context means variance in the Fund's investment returns. The adviser will seek to hedge currency risk involved in foreign futures contracts.

The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall net risk level. The Fund's target volatility will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The Fund’s investment in exchange-traded futures and their resulting costs will limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to 0%.

The Fund is designed for investors planning to retire close to the year 2040 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.

The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the protection sub-strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years in an effort to preserve capital during retirement.

The Fund’s current investment strategy, under normal circumstances, will be to invest at least 80% of its assets in underlying funds. Approximately 81% of these underlying funds will invest primarily in equity securities and 19% will invest primarily in fixed income securities. At the target date, at least 80% of the Fund’s assets are anticipated to be invested in underlying funds. Approximately 55% of these assets at the target date will be in underlying funds that invest primarily in equity securities and 45% in underlying funds that invest primarily in fixed income securities. As part of the adviser’s protection sub-strategy, the portion of the Fund not invested in underlying funds will be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The Fund’s aggregate economic exposure to equities at the target date may vary between a low of 0% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%.

After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the Fund's overall risk level remains aligned with the protection sub-strategy and the current level of the adviser’s assessment of overall market risk and general economic climate. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could reduce or even eliminate the Fund’s equity exposure that is shown in the chart above.

The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund is exposed to the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
  Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price.
  Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities. A fund with a longer average portfolio maturity or duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio maturity or duration.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
  Call Risk. Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate.
  Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
  Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
  Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund concentrates its investments could be more volatile than those of more geographically-diversified funds.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Exchange-Traded Funds (ETFs) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
  Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Class A shares varied during the year; and (b) how the Fund's average annual returns for the one year and lifetime periods compare with those of a broad measure of market performance. Information also has been provided for the PresidentialSM Protected Profile 2040 Composite, an unmanaged index compiled by the adviser, which is currently constructed as follows: 18% Barclays Capital U.S. Aggregate Bond Index, 1% Barclays Capital U.S. TIPS Index, 29% MSCI EAFE Index (net dividends), 3% MSCI Emerging Markets Index (net dividends) and 49% Wilshire 5000 Total Market IndexSM. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained at: www.lfg.com/presidential.
Annual Total Returns

During the periods shown above in the chart, the Fund's highest return for a quarter occurred in the first quarter of 2012 at: 7.54%.
The Fund's lowest return for a quarter occurred in the second quarter of 2012 at: (3.69%).
Average Annual Total Returns For the period eneded 12/31/12
Average Annual Total Returns Presidential Protected Profile 2040 Fund	1 year	Lifetime	Since inception
Class A	2.95%	1.85%	Nov 2, 2011
Class A return after taxes on distributions	2.72%	1.34%	Nov 2, 2011
Class A return after taxes on distributions and sale of Fund shares	2.04%	1.32%	Nov 2, 2011
Class C	8.48%	6.90%	Nov 2, 2011
Class I	9.52%	7.43%	Nov 2, 2011
Wilshire 5000 Total Market Index��� (reflects no deduction for {fees, expenses, or taxes})	16.06%	17.10%	Nov 2, 2011
Presidential ��� Protected Profile 2040 Composite (reflects no deduction for {fees, expenses, or taxes})	14.51%	13.69%	Nov 2, 2011

After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Lincoln Advisors Trust
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Presidential Protected Profile 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PresidentialSM Protected Profile 2040 Fund (Class A, Class C, and Class I)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary focus on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the “Classes of Fund Shares” section on page 12 of the Fund’s Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a CDSC of 0.50%.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the “Classes of Fund Shares” section on page 12 of the Fund’s Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a CDSC of 0.50%.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expenses that comprise the Shareholder Service Fee were not charged for the entire previous year. Therefore, the 0.15% is a restated amount that represents the expenses that would have been incurred had the expenses been charged for the entire year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The figures reflect the expense limitation for the first year. Your actual costs may be higher or lower than this example.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future.

A significant portion of the Fund’s assets will be invested in underlying funds that employ a passive investment style, i.e., index funds. The Fund’s largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A significantly smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed bonds.

The Fund will also employ an actively managed risk-management overlay (“protection sub-strategy”) using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund’s portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. “Volatility” in this context means variance in the Fund's investment returns. The adviser will seek to hedge currency risk involved in foreign futures contracts.

The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall net risk level. The Fund's target volatility will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The Fund’s investment in exchange-traded futures and their resulting costs will limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to 0%.

The Fund is designed for investors planning to retire close to the year 2040 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.

The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the protection sub-strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years in an effort to preserve capital during retirement.

The Fund’s current investment strategy, under normal circumstances, will be to invest at least 80% of its assets in underlying funds. Approximately 81% of these underlying funds will invest primarily in equity securities and 19% will invest primarily in fixed income securities. At the target date, at least 80% of the Fund’s assets are anticipated to be invested in underlying funds. Approximately 55% of these assets at the target date will be in underlying funds that invest primarily in equity securities and 45% in underlying funds that invest primarily in fixed income securities. As part of the adviser’s protection sub-strategy, the portion of the Fund not invested in underlying funds will be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The Fund’s aggregate economic exposure to equities at the target date may vary between a low of 0% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%.

After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the Fund's overall risk level remains aligned with the protection sub-strategy and the current level of the adviser’s assessment of overall market risk and general economic climate. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could reduce or even eliminate the Fund’s equity exposure that is shown in the chart above.

		The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund is exposed to the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
  Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price.
  Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities. A fund with a longer average portfolio maturity or duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio maturity or duration.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
  Call Risk. Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate.
  Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
  Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
  Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund concentrates its investments could be more volatile than those of more geographically-diversified funds.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Exchange-Traded Funds (ETFs) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
  Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Class A shares varied during the year; and (b) how the Fund's average annual returns for the one year and lifetime periods compare with those of a broad measure of market performance. Information also has been provided for the PresidentialSM Protected Profile 2040 Composite, an unmanaged index compiled by the adviser, which is currently constructed as follows: 18% Barclays Capital U.S. Aggregate Bond Index, 1% Barclays Capital U.S. TIPS Index, 29% MSCI EAFE Index (net dividends), 3% MSCI Emerging Markets Index (net dividends) and 49% Wilshire 5000 Total Market IndexSM. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained at: www.lfg.com/presidential.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Class A shares varied during the year; and (b) how the Fund's average annual returns for the one year and lifetime periods compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lfg.com/presidential
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown above in the chart, the Fund's highest return for a quarter occurred in the first quarter of 2012 at: 7.54%.
		The Fund's lowest return for a quarter occurred in the second quarter of 2012 at: (3.69%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period eneded 12/31/12
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Presidential Protected Profile 2040 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	7.06%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.03%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	6.96%	[3]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.07%
1 year	rr_ExpenseExampleYear01	678
3 years	rr_ExpenseExampleYear03	2,204
5 years	rr_ExpenseExampleYear05	3,638
10 years	rr_ExpenseExampleYear10	6,862
2012	rr_AnnualReturn2012	9.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.69%)
1 year	rr_AverageAnnualReturnYear01	2.95%
Lifetime	rr_AverageAnnualReturnSinceInception	1.85%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2040 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	7.06%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.28%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	6.96%	[3]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.32%
1 year	rr_ExpenseExampleYear01	184
3 years	rr_ExpenseExampleYear03	1,796
5 years	rr_ExpenseExampleYear05	3,349
10 years	rr_ExpenseExampleYear10	6,810
1 year	rr_ExpenseExampleNoRedemptionYear01	134
3 years	rr_ExpenseExampleNoRedemptionYear03	1,796
5 years	rr_ExpenseExampleNoRedemptionYear05	3,349
10 years	rr_ExpenseExampleNoRedemptionYear10	6,810
1 year	rr_AverageAnnualReturnYear01	8.48%
Lifetime	rr_AverageAnnualReturnSinceInception	6.90%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2040 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	7.06%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.78%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	6.96%	[3]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	0.82%
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	1,660
5 years	rr_ExpenseExampleYear05	3,150
10 years	rr_ExpenseExampleYear10	6,527
1 year	rr_AverageAnnualReturnYear01	9.52%
Lifetime	rr_AverageAnnualReturnSinceInception	7.43%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2040 Fund | return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.72%
Lifetime	rr_AverageAnnualReturnSinceInception	1.34%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2040 Fund | return after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.04%
Lifetime	rr_AverageAnnualReturnSinceInception	1.32%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2040 Fund | Wilshire 5000 Total Market Index��� (reflects no deduction for {fees, expenses, or taxes})
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.06%
Lifetime	rr_AverageAnnualReturnSinceInception	17.10%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2040 Fund | Presidential ��� Protected Profile 2040 Composite (reflects no deduction for {fees, expenses, or taxes})
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.51%
Lifetime	rr_AverageAnnualReturnSinceInception	13.69%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011

[1]	The expenses that comprise the Shareholder Service Fee were not charged for the entire previous year. Therefore, the 0.15% is a restated amount that represents the expenses that would have been incurred had the expenses been charged for the entire year.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund's average daily net assets. The adviser also has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of the Fund's average daily net assets for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the adviser.

Presidential Protected Profile 2050 Fund
PresidentialSM Protected Profile 2050 Fund (Class A, Class C, and Class I)
Investment Objective
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the “Classes of Fund Shares” section on page 12 of the Fund’s Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a CDSC of 0.50%.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Presidential Protected Profile 2050 Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	0.50%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Presidential Protected Profile 2050 Fund		Class A	Class C	Class I
Management Fee		0.40%	0.40%	0.40%
Distribution and/or Service (12b-1 fees)		0.25%	0.50%	none
Shareholder Services Fee	[1]	0.15%	0.15%	0.15%
Other Expenses		7.60%	7.60%	7.60%
Acquired Fund Fees and Expenses (AFFE)		0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	[2]	8.56%	8.81%	8.31%
Less Fee Waiver and Expense Reimbursement	[3]	7.50%	7.50%	7.50%
Total Annual Fund Operating Expenses (After Expense Reimbursement)		1.06%	1.31%	0.81%
[1]	The expenses that comprise the Shareholder Service Fee were not charged for the entire previous year. Therefore, the 0.15% is a restated amount that represents the expenses that would have been incurred had the expenses been charged for the entire year.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund's average daily net assets. The adviser also has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of the Fund's average daily net assets for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The figures reflect the expense limitation for the first year. Your actual costs may be higher or lower than this example.
Expense Example Presidential Protected Profile 2050 Fund (USD $)	1 year	3 years	5 years	10 years
Class A	677	2,295	3,800	7,117
Class C	183	1,891	3,518	7,073
Class I	83	1,757	3,323	6,806

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Presidential Protected Profile 2050 Fund Class C	133	1,891	3,518	7,073

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future.

A significant portion of the Fund’s assets will be invested in underlying funds that employ a passive investment style, i.e., index funds. The Fund’s largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets.

The Fund will also employ an actively managed risk-management overlay (“protection sub-strategy”) using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund’s portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. “Volatility” in this context means variance in the Fund's investment returns. The adviser will seek to hedge currency risk involved in foreign futures contracts.

The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall net risk level. The Fund's target volatility will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The Fund’s investment in exchange-traded futures and their resulting costs will limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to 0%.

The Fund is designed for investors planning to retire close to the year 2050 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.

The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the protection sub-strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years in an effort to preserve capital during retirement.

The Fund’s current investment strategy, under normal circumstances, will be to invest at least 80% of its assets in underlying funds. Approximately 95% of these underlying funds will invest primarily in equity securities and 5% will invest primarily in fixed income securities. At the target date, at least 80% of the Fund’s assets are anticipated to be invested in underlying funds. Approximately 55% of these assets at the target date will be in underlying funds that invest primarily in equity securities and 45% in underlying funds that invest primarily in fixed income securities. As part of the adviser’s protection sub-strategy, the portion of the Fund not invested in underlying funds will be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The Fund’s aggregate economic exposure to equities at the target date may vary between a low of 0% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%.

After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the Fund's overall risk level remains aligned with the protection sub-strategy and the current level of the adviser’s assessment of overall market risk and general economic climate. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could reduce or even eliminate the Fund’s equity exposure that is shown in the chart above.

The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund is exposed to the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
  Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price.
  Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
  Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund concentrates its investments could be more volatile than those of more geographically-diversified funds.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Exchange-Traded Funds (ETFs) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
  Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Class A shares varied during the year; and (b) how the Fund's average annual returns for the one year and lifetime periods compare with those of a broad measure of market performance. Information also has been provided for the PresidentialSM Protected Profile 2050 Composite, an unmanaged index compiled by the adviser, which is currently constructed as follows: 53% Wilshire 5000 Total Market IndexSM, 38% MSCI EAFE Index (net dividends), 4% MSCI Emerging Markets Index (net dividends) and 5% Barclays Capital U.S. Aggregate Bond Index. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained at: www.lfg.com/presidential.
Annual Total Returns

During the periods shown above in the chart, the Fund's highest return for a quarter occurred in the first quarter of 2012 at: 8.09%.
The Fund's lowest return for a quarter occurred in the second quarter of 2012 at: (4.27%).
Average Annual Total Returns For the period ended 12/31/12
Average Annual Total Returns Presidential Protected Profile 2050 Fund	1 year	Lifetime	Since inception
Class A	3.13%	1.69%	Nov 2, 2011
Class A return after taxes on distributions	2.91%	1.13%	Nov 2, 2011
Class A return after taxes on distributions and sale of Fund Shares	2.20%	1.17%	Nov 2, 2011
Class C	8.73%	6.75%	Nov 2, 2011
Class I	9.77%	7.27%	Nov 2, 2011
Wilshire 5000 Total Market Index��� (reflects no deduction for {fees, expenses, or taxes})	16.06%	17.10%	Nov 2, 2011
Presidential ��� Protected Profile 2050 Composite (reflects no deduction for {fees, expenses, or taxes})	16.42%	15.25%	Nov 2, 2011

After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Lincoln Advisors Trust
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Presidential Protected Profile 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PresidentialSM Protected Profile 2050 Fund (Class A, Class C, and Class I)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary focus on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the “Classes of Fund Shares” section on page 12 of the Fund’s Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a CDSC of 0.50%.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds; more information about these and other discounts is available in the “Classes of Fund Shares” section on page 12 of the Fund’s Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a CDSC of 0.50%.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expenses that comprise the Shareholder Service Fee were not charged for the entire previous year. Therefore, the 0.15% is a restated amount that represents the expenses that would have been incurred had the expenses been charged for the entire year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The figures reflect the expense limitation for the first year. Your actual costs may be higher or lower than this example.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future.

A significant portion of the Fund’s assets will be invested in underlying funds that employ a passive investment style, i.e., index funds. The Fund’s largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets.

The Fund will also employ an actively managed risk-management overlay (“protection sub-strategy”) using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund’s portfolio securities. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. “Volatility” in this context means variance in the Fund's investment returns. The adviser will seek to hedge currency risk involved in foreign futures contracts.

The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall net risk level. The Fund's target volatility will adjust over time in relation to the target date. The protection sub-strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The Fund’s investment in exchange-traded futures and their resulting costs will limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to 0%.

The Fund is designed for investors planning to retire close to the year 2050 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.

The adviser invests the Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the protection sub-strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years in an effort to preserve capital during retirement.

The Fund’s current investment strategy, under normal circumstances, will be to invest at least 80% of its assets in underlying funds. Approximately 95% of these underlying funds will invest primarily in equity securities and 5% will invest primarily in fixed income securities. At the target date, at least 80% of the Fund’s assets are anticipated to be invested in underlying funds. Approximately 55% of these assets at the target date will be in underlying funds that invest primarily in equity securities and 45% in underlying funds that invest primarily in fixed income securities. As part of the adviser’s protection sub-strategy, the portion of the Fund not invested in underlying funds will be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The Fund’s aggregate economic exposure to equities at the target date may vary between a low of 0% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%.

After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the protection sub-strategy, the Fund's net economic exposure to equities may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the Fund's overall risk level remains aligned with the protection sub-strategy and the current level of the adviser’s assessment of overall market risk and general economic climate. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could reduce or even eliminate the Fund’s equity exposure that is shown in the chart above.

		The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund is exposed to the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
  Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their full value, and may even go down in price.
  Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
  Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund concentrates its investments could be more volatile than those of more geographically-diversified funds.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Exchange-Traded Funds (ETFs) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
  Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Class A shares varied during the year; and (b) how the Fund's average annual returns for the one year and lifetime periods compare with those of a broad measure of market performance. Information also has been provided for the PresidentialSM Protected Profile 2050 Composite, an unmanaged index compiled by the adviser, which is currently constructed as follows: 53% Wilshire 5000 Total Market IndexSM, 38% MSCI EAFE Index (net dividends), 4% MSCI Emerging Markets Index (net dividends) and 5% Barclays Capital U.S. Aggregate Bond Index. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained at: www.lfg.com/presidential.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Class A shares varied during the year; and (b) how the Fund's average annual returns for the one year and lifetime periods compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lfg.com/presidential
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown above in the chart, the Fund's highest return for a quarter occurred in the first quarter of 2012 at: 8.09%.
		The Fund's lowest return for a quarter occurred in the second quarter of 2012 at: (4.27%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended 12/31/12
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Presidential Protected Profile 2050 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	7.60%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.56%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	7.50%	[3]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.06%
1 year	rr_ExpenseExampleYear01	677
3 years	rr_ExpenseExampleYear03	2,295
5 years	rr_ExpenseExampleYear05	3,800
10 years	rr_ExpenseExampleYear10	7,117
2012	rr_AnnualReturn2012	9.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.27%)
1 year	rr_AverageAnnualReturnYear01	3.13%
Lifetime	rr_AverageAnnualReturnSinceInception	1.69%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2050 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	7.60%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.81%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	7.50%	[3]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.31%
1 year	rr_ExpenseExampleYear01	183
3 years	rr_ExpenseExampleYear03	1,891
5 years	rr_ExpenseExampleYear05	3,518
10 years	rr_ExpenseExampleYear10	7,073
1 year	rr_ExpenseExampleNoRedemptionYear01	133
3 years	rr_ExpenseExampleNoRedemptionYear03	1,891
5 years	rr_ExpenseExampleNoRedemptionYear05	3,518
10 years	rr_ExpenseExampleNoRedemptionYear10	7,073
1 year	rr_AverageAnnualReturnYear01	8.73%
Lifetime	rr_AverageAnnualReturnSinceInception	6.75%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2050 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	7.60%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.31%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	7.50%	[3]
Total Annual Fund Operating Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	0.81%
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	1,757
5 years	rr_ExpenseExampleYear05	3,323
10 years	rr_ExpenseExampleYear10	6,806
1 year	rr_AverageAnnualReturnYear01	9.77%
Lifetime	rr_AverageAnnualReturnSinceInception	7.27%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2050 Fund | return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.91%
Lifetime	rr_AverageAnnualReturnSinceInception	1.13%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2050 Fund | return after taxes on distributions and sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.20%
Lifetime	rr_AverageAnnualReturnSinceInception	1.17%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2050 Fund | Wilshire 5000 Total Market Index��� (reflects no deduction for {fees, expenses, or taxes})
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.06%
Lifetime	rr_AverageAnnualReturnSinceInception	17.10%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011
Presidential Protected Profile 2050 Fund | Presidential ��� Protected Profile 2050 Composite (reflects no deduction for {fees, expenses, or taxes})
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.42%
Lifetime	rr_AverageAnnualReturnSinceInception	15.25%
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 2, 2011

[1]	The expenses that comprise the Shareholder Service Fee were not charged for the entire previous year. Therefore, the 0.15% is a restated amount that represents the expenses that would have been incurred had the expenses been charged for the entire year.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund's average daily net assets. The adviser also has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of the Fund's average daily net assets for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the adviser.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Lincoln Advisors Trust
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2013